SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policy Information
SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation on other items of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Properties	20 years
Machineries	10 years
Motor vehicles	5 years
Furniture and fittings	4 – 5 years
Office equipment	4 – 5 years
Leasehold Improvements	5 years

SCHEDULE OF CURRENCY EXCHANGE RATE

	December 31,
	2025	2024	2023
HKD to USD Year End	0.129	0.129	0.128
HKD to USD Average Rate	0.129	0.129	0.128
CNY to USD Year End	0.142	0.139	0.141
CNY to USD Average Rate	0.141	0.139	0.141
EUR to USD Year End	1.172	1.047	1.110
EUR to USD Average Rate	1.160	1.059	1.099
PEN to USD Year End	0.297	0.266	0.270
PEN to USD Average Rate	0.281	0.266	0.268